Sale of Common Stock and Initial Public Offering - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Mar. 27, 2015	Mar. 18, 2015	Jun. 30, 2015	Dec. 31, 2014	Feb. 28, 2015	Feb. 27, 2015
Class of Stock [Line Items]
Net proceeds from sale of common stock			$ 33,767	$ 2,972
Stock options exercised				1,000
Common stock, shares authorized			30,000,000	12,500,000	30,000,000	12,500,000
IPO [Member]
Class of Stock [Line Items]
Number of shares sold		1,642,000	1,897,000
Net proceeds from sale of common stock			$ 33,800
Common stock per share		$ 19.50
Stock options exercised	255,000